SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash equivalents	$ 0		$ 0	$ 0
Estimated useful life	5 years		5 years
Depreciation expense	$ 342	$ 2,392	$ 3,417	$ 456
Intermediate-life Plants, Useful Life	20 years		20 years
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	248,897,579		65,230,919	75,127,744
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	62,456,500		62,456,500	62,456,500
Shares Issuable Upon Conversion of Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	302,400,000		259,000,000
Shares Issuable Upon Conversion of Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	133,333,333		133,333,333	99,633,333
Shares Issuable Upon Conversion of Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	433,327,150		393,970,022	387,112,879